Fair Value Measurement (Details Narrative) (10-K) - USD ($)		12 Months Ended
	Apr. 02, 2018	Mar. 31, 2019
Increase in additional paid in capital		$ 5,677,934
Decrease in accumulated deficit	$ 516,358
Additional Paid-in Capital [Member]
Increase in additional paid in capital	$ 6,194,292
Measurement Input, Discount Rate [Member]
Percentage of investment discount taken market value		4.76%